Securities - Unrealized Losses on Investment Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 1,743,188
12 Months or More, Fair Value	451,000	442,750
Total, Fair Value	2,194,188	451,000
Less Than 12 Months, Unrealized Losses	13,800
12 Months or More, Unrealized Losses	99,000	107,250
Total, Unrealized Losses	112,800	107,250
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	1,497,970
12 Months or More, Fair Value
Total, Fair Value	1,497,970
Less Than 12 Months, Unrealized Losses	2,030
12 Months or More, Unrealized Losses
Total, Unrealized Losses	2,030
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value
12 Months or More, Fair Value	451,000	442,750
Total, Fair Value	451,000	442,750
Less Than 12 Months, Unrealized Losses
12 Months or More, Unrealized Losses	99,000	107,250
Total, Unrealized Losses	99,000	107,250
Equities and Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	245,218
12 Months or More, Fair Value
Total, Fair Value	245,218
Less Than 12 Months, Unrealized Losses	11,770
12 Months or More, Unrealized Losses
Total, Unrealized Losses	$ 11,770